GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure of general and administrative expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

18 GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended December 31,
	2024	2023
Compensation and benefits	(2,450)	(2,392)
Office administration expenses	(831)	(759)
Corporate development and marketing	(516)	(402)
Professional fees	(456)	(533)
Regulatory fees	(213)	(192)
	$(4,466)	$(4,278)